ALLOWANCES AND REFUNDS	6 Months Ended
Jun. 30, 2014
Disclosure Text Block Supplement [Abstract]
Allowance for Credit Losses [Text Block]
NOTE 9 – ALLOWANCES AND REFUNDS

Sales Allowances and refunds

Due to changes in legislation in the San Diego market where the number of licenses being granted were reduced from 130 to 32, the Company reassessed the chances of performing its contracts with clients who opted for the San Diego market. Based on the reassessment, the Company identified that it would not be able to perform all the contracts due to the significant reduction in the number of available licenses in late March 2014. Also, during the second quarter of 2014, some Nevada clients could not proceed with the contract and requested a settlement in the form of a partial reimbursement.

As a direct result of the aforementioned, the Company recorded a provision for sales returns and refunds in the amount of $842,825 and recorded a direct reduction in revenue of $22,500 from a contract cancellation both of which were treated as deductions from sales revenue. In addition some of the contracts carried a refund provision. The refunds were estimated by the Company in the amount of $386,885 and accordingly a provision was created reducing sales revenue in 2014.

All provisions for accounts receivables were applied toward the liquidation of the uncollectable receivables during the second quarter of 2014, in the amount of $842,825. Also during the first quarter of 2014 the Company negotiated payments totaling $88,000 and paid out $71,945 from the provisions for refunds during the second quarter of 2014. As of June 30, 2014, the outstanding balance of the provision for refunds was $314,940, this balance is expected to be reimbursed to clients during the third quarter of 2014.

Provisions for sales allowances is disclosed as a separate line in the Consolidated Statements of Operations.

Allowance for doubtful accounts

During the first six months of 2014, the Company identified $145,000 of accounts receivable where management determined that collection was not likely and although the Company will make continued efforts to collect the full value of the various accounts receivable, the Company charged to bad debt expense $145,000.  One account was written off in the second quarter of 2014 leaving a remaining balance of $120,000 as of June 30, 2014.